Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Investments - 106.4%	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Common Stocks - 0.0%
North America - 0.0%
Optinose, Inc.*,7	Health Care	Common Stock		139,009	$170,981
Total Common Stocks (Cost $263,908) - 0.0%					170,981

Direct Investments - 40.6%
Direct Equity - 40.6%
Asia - Pacific - 3.3%
SLP Rainbow Co-Invest, L.P.*[1,2,7]	Consumer Staples	Limited partnership interest	10/1/2022		11,163,888
SLP Redwood Co-Invest, L.P.*[1,2,7]	Communication Services	Limited partnership interest	10/1/2022		8,808,191
Total Asia - Pacific					19,972,079

Europe - 16.2%
Bach Co-investment L.P.1*[1,2,7]	Consumer Discretionary	Limited partnership interest	10/1/2022		27,215,228
EQT VIII Co-Investment (D) SCSp*[1,2,7,8]	Health Care	Limited partnership interest	10/1/2022		16,093,207
Kirk Beauty Co-Investment Limited Partnership*[1,2,7,8]	Consumer Discretionary	Limited partnership interest	10/1/2022		7,547,370
Mayfair Olympic Holdco Limited*[1,2,7,8]	Utilities	Ordinary Shares	10/1/2022	1,243,556	9,660,283
Neptune Co-Investment, L.P.[1,2,3,7]	Energy	Limited partnership interest	10/1/2022		7,184,031
SLP Jewel Co-Invest, L.P.*[1,2,7]	Consumer Discretionary	Limited partnership interest	10/1/2022		5,846,472
SLP Mistral Co-Invest, L.P.*[1,2,7]	Financials	Limited partnership interest	10/1/2022		16,961,601
SLP Zephyr Investors, L.P.*[1,2,7]	Communication Services	Limited partnership interest	10/1/2022		6,915,261
Total Europe					97,423,453

North America - 21.1%
ACP Canopy Co-Invest LLC*[1,2,7]	Health Care	Limited liability company interest	11/1/2022	20,082	20,104,199
Ares EPIC Co-Invest Delaware Feeder, L.P.*[1,2,3]	Energy	Limited partnership interest	10/1/2022		5,060,614
Ares EPIC Co-Invest II L.P.*[1,2,3,7]	Energy	Limited partnership interest	10/1/2022		10,328,144
Carlyle Sabre Coinvestment, L.P.*[1,2,7]	Industrials	Limited partnership interest	10/1/2022		11,209,835
CC AEC Co-Invest L.P.*[1,2,7]	Health Care	Limited partnership interest	10/1/2022	5,000	5,001,002
Centeotl Co-Invest B, L.P.*[1,2,7]	Consumer Staples	Limited partnership interest	5/15/2023		5,000,000
Ergotron Investments, LLC*[1,2,7]	Industrials	Limited liability company interest	10/1/2022	50,000	5,896,643
Ishtar Co-Invest-B LP*[1,2,3,7]	Consumer Staples	Limited partnership interest	11/4/2022		16,395,447
LB Vacation Blocker LLC*[1,2,7]	Real Estate	Limited liability company interest	4/10/2023	2,793,296	5,000,000
Oshun Co-Invest-B LP*[1,2,3,7]	Consumer Staples	Limited partnership interest	11/4/2022		4,684,353
RCP Monte Nido Co-Investment Fund, L.P.*[1,2,7]	Health Care	Limited partnership interest	4/10/2023		5,000,000
SLP Blue Co-Invest, L.P.*[1,2,7]	Information Technology	Limited partnership interest	10/1/2022		8,555,133
SLP West Holdings Co-Invest II, L.P.[1,2,5]	Communication Services	Limited partnership interest	10/1/2022		7,515,599
TPG VII Renown Co-Invest II, L.P.*[1,2,7]	Consumer Discretionary	Limited partnership interest	10/1/2022		3,596,579
WPP Fairway Aggregator B, L.P. - Class A*[1,2,7]	Consumer Staples	Preferred Units	10/1/2022	12,500	13,447,480
WPP Fairway Aggregator B, L.P. - Class B*[1,2,7]	Consumer Staples	Common Units	10/1/2022	12,500	214,201
Total North America					127,009,229
Total Direct Equity					244,404,761
Total Direct Investments (Cost $227,183,932) - 40.6%					244,404,761

Investment Funds - 64.5%
Asia - Pacific - 5.8%
The Baring Asia Private Equity Fund VI, L.P.2*[1,2,3,7]		Limited partnership interest	10/1/2022		11,165,065
The Baring Asia Private Equity Fund VII, SCSp[1,2,3,7]		Limited partnership interest	10/1/2022		23,612,935
Total Asia - Pacific					34,778,000

Europe - 17.3%
CVC Capital Partners VI (D) S.L.P.[1,2,3,7,8]		Limited partnership interest	10/1/2022		10,919,257
CVC Capital Partners VII (A) L.P.[1,2,3,7,8]		Limited partnership interest	10/1/2022		22,269,688
EQT IX (No.1) EUR SCSp*[1,2,3,7,8]		Limited partnership interest	10/1/2022		12,751,157
EQT VII (No.1) Limited Partnership*[1,2,3,7,8]		Limited partnership interest	10/1/2022		8,682,897
EQT VIII (No.1) SCSp*[1,2,3,7,8]		Limited partnership interest	10/1/2022		19,352,828
Sixth Cinven Fund (No. 2) Limited Partnership*[1,2,3,7,8]		Limited partnership interest	10/1/2022		29,876,114
Total Europe					103,851,941

North America - 41.4%
Ares Corporate Opportunities Fund V, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		14,459,787
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		17,493,441
Ares Energy Opportunities Fund B, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		10,656,764
Avista Capital Partners (Offshore) II, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		995,571
Carlyle International Energy Partners II S.C.Sp.[1,2,3,7]		Limited partnership interest	10/1/2022		9,384,904
Carlyle Partners VI, L.P.[1,2,3,4]		Limited partnership interest	10/1/2022		4,400,896
Carlyle Partners VII, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		10,432,983
Catterton Partners VII, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		14,428,941
Insignia Capital Partners, L.P.[1,2,3,5]		Limited partnership interest	10/1/2022		17,631,113
Kinderhook Capital Fund IV, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		6,324,869
Lightyear Fund III, L.P.*[1,2,3,4]		Limited partnership interest	10/1/2022		1,743,124
Nautic Partners VI-A, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		2,095,757
Riverstone Non-ECI Partners, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		13,271,029
Riverstone TE/SWF Partners VI, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		5,802,283
Silver Lake Partners IV, L.P.[1,2,3,4]		Limited partnership interest	10/1/2022		18,821,304
Silver Lake Partners V, L.P.[1,2,3,4]		Limited partnership interest	10/1/2022		20,863,180
SK Capital Partners III, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		23,156,952
SL SPV-2, L.P.[1,2,7]		Limited partnership interest	10/1/2022		9,395,215
SunTx Capital Partners II, L.P.*[1,2,7]		Limited partnership interest	10/1/2022		7,939,572
TPG HealthCare Partners, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		5,654,858
TPG Partners VI, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		2,070,376
TPG Partners VIII, L.P.[1,2,3,7]		Limited partnership interest	10/1/2022		19,986,960
WestView Capital Partners III, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		10,362,914
Wind Point Partners VII-B, L.P.*[1,2,3,7]		Limited partnership interest	10/1/2022		1,631,471
Total North America					249,004,264
Total Investment Funds (Cost $399,341,191) - 64.5%					387,634,205

Short-Term Investments - 1.3%
North America - 1.3%
Fidelity Institutional Government Portfolio - Class I, 4.92%[6]				7,524,117	7,524,117
Total Short-Term Investments (Cost $7,524,117) - 1.3%					7,524,117

Total Investments (Cost $634,313,148) - 106.4%					639,734,064
Net Other Assets (Liabilites) - (6.4%)					(38,320,535)
Total Net Assets - 100.0%					$601,413,529

*	Investment is non-income producing.

[1]	Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2023 was $632,038,966, or 105.1% of net assets. As of June 30, 2023, the aggregate cost of each investment restricted to resale was $11,110,758, $8,588,727, $21,223,189, $16,570,615, $5,456,837, $7,914,290, $9,812,065, $5,870,914, $14,149,547, $7,431,961, $20,081,967, $5,922,469, $9,589,902, $9,869,745, $5,000,000, $5,160,290, $5,000,000, $11,955,643, $5,000,000, $3,424,171, $5,250,959, $8,726,032, $6,498,062, $5,075,789, $12,500,000, $0, $12,437,927, $21,669,770, $14,118,955, $20,609,065, $12,057,893, $8,703,871, $20,553,292, $26,113,993, $15,196,948, $17,559,403, $11,420,312, $201,961, $12,290,512, $5,128,963, $10,201,486, $15,647,816, $28,478,073, $7,862,822, $2,012,998, $5,232,551, $14,552,829, $6,380,167, $16,171,114, $19,753,788, $20,995,919, $6,868,828, $6,655,799, $5,307,704, $3,024,112, $18,685,032, $11,701,443, and $1,745,845 respectively, totaling $626,525,123.

[2]	Investment does not allow redemption or withdrawals except at discretion of its general partner, manager, or adviser.

[3]	Investment has been committed to but has not been fully funded by the Fund.

[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.

[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.

[6]	The rate is the annualized seven-day yield at year end.

[7]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Holdings, LLC.

[8]	Foreign security denominated in U.S. Dollars.

See accompanying notes to the consolidated schedule of investments.

Constitution Capital Access Fund, LLC

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Note 1 - Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved valuation procedures for the Fund.

The Fund invests, under normal circumstances, in a broad portfolio of private assets. To determine the estimated value of the Funds’ interests or shares in Investment Funds, the Adviser considers, among other things, information provided by the Investment Funds, including quarterly unaudited financial statements. The Adviser will review the appropriateness of the valuation based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recent quarterly valuation determination. If changes are required, the Adviser will make a market adjustment and provide an updated valuation to the Administrator to revise it accordingly.

The Funds’ Direct Investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these Direct Investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Firm may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation. If the Adviser determines that the estimated fair value does not represent fair value, a fair value determination is made by the Adviser in accordance with the Adviser’s Valuation Procedure.

Note 2 – Fair Value Measurements

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant. The Fund values its portfolio investments in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures. The codification defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price) and sets out a fair value hierarchy. The codification establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and redeemable investments in alternative investment funds, if any, where the fair value is based on observable inputs. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

Constitution Capital Access Fund, LLC

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2023 (Unaudited)

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$170,981	$-	$-	$170,981
Direct Investments	-	7,515,599	236,889,162	244,404,761
Investment Funds	-	-	387,634,205	387,634,205
Short-Term Investments	7,524,117	-	-	7,524,117
Total Investments	$7,695,098	$7,515,599	$624,523,367	$639,734,064